Wright Current Income Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wright Current Income Fund
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.89%	[1]
[1]	Expense information in the table has been restated to reflect current fees after the elimination of the fund's Rule 12b-1 Plan and shareholder service fee, effective October 1, 2017. If not restated, the fund's total annual fund operating expenses would be higher.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Wright Current Income Fund | | USD ($)	91	284	493	1,096